Insurance Proceeds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 5,970,000	$ 2,840,000	$ 758,000
Loss of hire proceeds
Insurance proceeds
Open insurance claim amount	3,900,000	0
Hull and machinery damage
Insurance proceeds
Open insurance claim amount	0	100,000
Vigdis Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues			$ 800,000
Windsor Knutsen | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues		$ 2,800,000
Torill Knusten | Loss of hire proceeds
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 6,000,000